Investments - Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		¥ 38,442	¥ 71,417
Fair value, available-for-sale securities		17,713,335	23,233,769
Amortized cost, held-to-maturity securities		4,047,547	2,050,107
Total		3,862,924
Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		2,956	37,496
Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		7,574	5,628
Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		252	7,289
Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		1,755	2,261
Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities	[1]	18,225	11,307
Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		767	866
Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		789	451
Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		5,909	4,538
Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		214	1,581
Available-for-sale securities | Debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	17,712,059	23,279,549
Gross unrealized gains, available-for-sale securities		39,718	25,637
Gross unrealized losses, available-for-sale securities		38,442	71,417
Fair value, available-for-sale securities		17,713,335	23,233,769
Available-for-sale securities | Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	10,968,212	16,483,722
Gross unrealized gains, available-for-sale securities		9,137	3,067
Gross unrealized losses, available-for-sale securities		2,956	37,496
Fair value, available-for-sale securities		10,974,393	16,449,293
Available-for-sale securities | Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	591,218	560,093
Gross unrealized gains, available-for-sale securities		95	198
Gross unrealized losses, available-for-sale securities		7,574	5,628
Fair value, available-for-sale securities		583,739	554,663
Available-for-sale securities | Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	147,186	382,990
Gross unrealized gains, available-for-sale securities		118	0
Gross unrealized losses, available-for-sale securities		252	7,289
Fair value, available-for-sale securities		147,052	375,701
Available-for-sale securities | Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	2,044,611	1,309,473
Gross unrealized gains, available-for-sale securities		1,739	661
Gross unrealized losses, available-for-sale securities		1,755	2,261
Fair value, available-for-sale securities		2,044,595	1,307,873
Available-for-sale securities | Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3],[4]	495,057	532,364
Gross unrealized gains, available-for-sale securities	[4]	140	1,140
Gross unrealized losses, available-for-sale securities	[4]	18,225	11,307
Fair value, available-for-sale securities	[4]	476,972	522,197
Available-for-sale securities | Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	32,120	48,257
Gross unrealized gains, available-for-sale securities		30	71
Gross unrealized losses, available-for-sale securities		767	866
Fair value, available-for-sale securities		31,383	47,462
Available-for-sale securities | Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	800,224	856,708
Gross unrealized gains, available-for-sale securities		4,787	5,157
Gross unrealized losses, available-for-sale securities		789	451
Fair value, available-for-sale securities		804,222	861,414
Available-for-sale securities | Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	1,817,009	2,100,733
Gross unrealized gains, available-for-sale securities		21,958	13,024
Gross unrealized losses, available-for-sale securities		5,909	4,538
Fair value, available-for-sale securities		1,833,057	2,109,219
Available-for-sale securities | Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3],[5]	816,421	1,005,209
Gross unrealized gains, available-for-sale securities	[5]	1,713	2,319
Gross unrealized losses, available-for-sale securities	[5]	214	1,581
Fair value, available-for-sale securities	[5]	817,921	1,005,947
Held-to-maturity Securities | Debt securities
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[2],[3]	4,047,547	2,050,107
Gross unrealized gains, held-to-maturity securities		9,421	2,574
Gross unrealized losses, held-to-maturity securities		194,044	137,573
Total		3,862,924	1,915,108
Held-to-maturity Securities | Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[2],[3]	519,397	799,305
Gross unrealized gains, held-to-maturity securities		208	2,171
Gross unrealized losses, held-to-maturity securities		7,585	1,028
Total		512,020	800,448
Held-to-maturity Securities | Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[2],[3],[6]	3,528,150	1,250,802
Gross unrealized gains, held-to-maturity securities	[6]	9,213	403
Gross unrealized losses, held-to-maturity securities	[6]	186,460	136,545
Total	[6]	¥ 3,350,904	¥ 1,114,660

[1]	Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥381,634 million at March 31, 2023, and ¥438,556 million at March 31, 2024. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[2]	Accrued interest receivables are excluded from amortized cost, of which the amount were ¥5,637 million at March 31, 2023, and ¥15,708 million at March 31, 2024 and included in Accrued income.
[3]	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities were ¥nil at both March 31, 2023 and 2024.
[4]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥522,166 million and ¥31 million, respectively, at March 31, 2023, and ¥476,947 million and ¥26 million, respectively, at March 31, 2024. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.
[5]	Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥330,365 million at March 31, 2023, and ¥209,956 million at March 31, 2024.
[6]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.